Annual Operating Expenses {- Fidelity Freedom Blend 2055 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K Combo Pro-06 - Fidelity Freedom Blend 2055 Fund - Fidelity Freedom Blend 2055 Fund- Class K
	Aug. 03, 2022
Operating Expenses:
Management fee	0.39%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%	[1]

[1]	(a)Adjusted to reflect current fees.